COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION - Summary of Common Stock Subject to Possible Redemption (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION (Details) - Schedule of Reconciliation of Common Stock Subject to Possible Redemption [Line Items]
Gross proceeds from Initial Public Offering				$ 0	$ 59,670,000	$ 59,670,000
Less: Proceeds allocated to public warrants and rights			$ (1,236,527)			(1,236,527)
Less: Redemption of common stock in connection with Trust extension				17,045,763	$ 0	35,995,728
Plus: Accretion on common stock subject to possible redemption	$ (328,249)	$ (340,351)	$ (7,439,560)			(9,449,634)
Common Stock Subject to Mandatory Redemption [Member]
COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION (Details) - Schedule of Reconciliation of Common Stock Subject to Possible Redemption [Line Items]
Gross proceeds from Initial Public Offering						69,000,000
Less: Proceeds allocated to public warrants and rights						(1,236,527)
Offering costs allocated to common stock subject to possible redemption						(4,791,126)
Less: Redemption of common stock in connection with Trust extension				(17,045,763)		(35,995,728)
Plus: Accretion on common stock subject to possible redemption				668,600		9,449,634
Balance as of Ending	$ 20,049,090			$ 20,049,090		$ 36,426,253